REVENUES AND CONTRACT ACCOUNTING (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,666,243	$ 957,997
Contract liabilities, technology systems	$ 1,064,682	211,452
Services and consulting recognized		$ 721,810